JPMorgan Trust I

270 Park Avenue

New York, NY 10017

March 17, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I, on behalf of the JPMorgan Intermediate Tax Free Bond Fund

Ladies and Gentlemen:

On behalf of JPMorgan Trust I, we hereby submit for filing via EDGAR under Rule 488 of the Securities Act of 1933, the Registration Statement on Form N-14 with respect to the following proposed reorganization:

Acquired Funds		Trust	Acquiring Fund

JPMorgan Arizona Municipal Bond Fund	merges with and into	JPMorgan Trust I	JPMorgan Intermediate Tax Free Bond Fund

JPMorgan Michigan Municipal Bond Fund	merges with and into	JPMorgan Trust I	JPMorgan Intermediate Tax Free Bond Fund

JPMorgan Ohio Municipal Bond Fund	merges with and into	JPMorgan Trust I	JPMorgan Intermediate Tax Free Bond Fund

The Registration Statement is proposed to become effective on April 17, 2014 pursuant to Rule 488 under the Securities Act of 1933, as amended.

If you have any questions or comments, please call the undersigned at (212) 648-2083.

Sincerely,

/s/ Pamela L. Woodley

Pamela L. Woodley

Assistant Secretary